UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  028-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

 /s/   Timothy K. McManus     New York, New York     February 13, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $500,681 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

*	All of the investments  reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103     3329   363775 SH       SOLE    NONE           363775        0        0
CHANGYOU COM LTD               ADS REP CL A     15911M107     5811   252116 SH       SOLE    NONE           252116        0        0
GOOGLE INC                     CL A             38259P508    84094   130196 SH       SOLE    NONE           130196        0        0
HEXCEL CORP NEW                COM              428291108    19877   821035 SH       SOLE    NONE           821035        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    12752   494264 SH       SOLE    NONE           494264        0        0
KT CORP                        SPONSORED ADR    48268K101    53012  3389483 SH       SOLE    NONE          3389483        0        0
LAUDER ESTEE COS INC           CL A             518439104    88916   791627 SH       SOLE    NONE           791627        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   103689  4311390 SH       SOLE    NONE          4311390        0        0
SINA CORP                      ORD              G81477104    35721   686950 SH       SOLE    NONE           686950        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    21022  2104315 SH       SOLE    NONE          2104315        0        0
VEECO INSTRS INC DEL           COM              922417100    16162   777000 SH       SOLE    NONE           777000        0        0
YAHOO INC                      COM              984332106    56296  3490117 SH       SOLE    NONE          3490117        0        0